Derivative Financial Instruments - Summary of Economic Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 568	$ 268	$ (222)
Derivative Liability, Current	(18)	(33)
Derivative Liability, Noncurrent	(201)	(268)
Commonwealth Edison Co [Member]
Derivative [Line Items]
Derivative Liability, Current	(18)	(33)
Derivative Liability, Noncurrent	(201)	(268)
Not Designated as Hedging Instrument, Economic Hedge [Member] | Commodity Contract [Member] | Commonwealth Edison Co [Member]
Derivative [Line Items]
Derivative Liability, Current	(18)	(33)
Derivative Liability, Noncurrent	(201)	(268)
Derivative Liability	$ (219)	$ (301)